Directors' and Senior Management's Remuneration - Additional Information (Detail) - Senior management [member]	12 Months Ended
Dec. 31, 2019 CNY (¥)
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 1,500,000
Top of range [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 2,000,000